Expense Example - Roundhill Quantum Computing ETF - Roundhill Quantum Computing ETF Shares	Aug. 04, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 68
Expense Example, with Redemption, 3 Years	$ 224